Long-term debt	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
Long-term debt

Note 5. Long-term debt

Long-term debt consisted of the following at June 30, 2014 and December 31, 2013:

	2014	2013
Note payable to a bank in monthly installments of $540, no stated interest rate, due May 2016, secured by a vehicle.	$—	$15,119
Note payable to a bank in monthly installments of $845, including interest at 3.74%, due January 2017, secured by a vehicle.	24,420	29,491
Promissory note payable to a stockholder, accruing interest at 8%, due December 2014, secured by warrants. The warrants permit the holder to purchase 99,333 shares of the Company’s stock at the exercise price of $2.52 per share or at the actual stock price at the time of issuance but not lower than $1.26. The warrants expire on December 19, 2016 and are callable by the Company if an S-1 is filed, in which case the warrants must be exercised within 20 days from the time the Company exercises this clause. There was no value assigned to the warrants at issuance.	250,000	250,000
$100,000 promissory note payable to a stockholder, accruing interest at 8% due March 2015, secured by warrants. The warrants permit the holder to purchase 100,000 shares of the Company’s stock at the exercise price of $.01 per share. The warrants were exercised in 2012.	100,000	100,000
The Company issued a promissory note to an outside firm in the amount of $109,205 dated December 04, 2013 payable at $5,000 per month starting on January 15, 2014 and each month thereafter until all principal and interest is paid in full. Effective April 1, 2014 the monthly payments were deferred, beginning April 1, 2014 and resuming on October 1, 2014. The note carries an interest rate of one-quarter of one percent (.25%) to be calculated on the unpaid principal outstanding. Payments will be credited to the accrued interest and then to reduction of principal.	$99,205	$109,205
Promissory note payable to a stockholder, accruing interest at 8%, due February 3, 2015, secured by warrants. The warrants permit the holder to purchase 99,333 shares of the Company’s stock at the exercise price of $1.26 per share. The warrants expire on February 3, 2017.	250,000	250,000
Promissory note payable to a stockholder, accruing interest at 8%, due February 10, 2015, secured by warrants. The warrants permit the holder to purchase 39,733 shares of the Company’s stock at the exercise price of $1.26 per share. The warrants expire on February 9, 2017.	100,000	100,000
Total long-term debt	$823,625	$853,815
Less current maturities	(763,669)	(325,675)
	$59,956	$528,140

Note 5. Long-term Debt

Long-term debt consisted of the following at December 31, 2013 and 2012:

	2013	2012
Note payable to a bank in monthly installments of $540, no stated interest rate, due May 2016, secured by a vehicle.	$15,119	$21,598
Note payable to a bank in monthly installments of $845, including interest at 3.74%, due January 2017, secured by a vehicle.	29,491	36,818
Promissory note payable to a stockholder, accruing interest at 8%, due December 2014, secured by warrants. The warrants permit the holder to purchase 99,333 shares of the Company’s stock at the exercise price of $2.52 per share or at the actual stock price at the time of issuance but not lower than $1.26. The warrants expire on December 19, 2016 and are callable by the Company if an S-1 is filed, in which case the warrants must be exercised within 20 days from the time the Company exercises this clause. There was no value assigned to the warrants at issuance.	250,000	250,000
$100,000 promissory note payable to a stockholder, accruing interest at 8% due March 2015, secured by warrants. The warrants permit the holder to purchase 100,000 shares of the Company’s stock at the exercise price of $.01 per share. The warrants were exercised in 2012.	100,000	100,000
The Company issued a promissory note to an outside firm in the amount of $109,206 dated December 04, 2013 payable at $5,000 per month starting on January 15, 2014 and each month thereafter until all principal and interest is paid in full. The note carries an interest rate of one-quarter of one percent (.25%) to be calculated on the unpaid principal outstanding. Payments will be credited to the accrued interest and then to reduction of principal.	$109,205	$—
Promissory note payable to a stockholder, accruing interest at 8%, due February 3, 2015, secured by warrants. The warrants permit the holder to purchase 99,333 shares of the Company’s stock at the exercise price of $1.26 per share. The warrants expire on February 3, 2017.	250,000	250,000
Promissory note payable to a stockholder, accruing interest at 8%, due February 10, 2015, secured by warrants. The warrants permit the holder to purchase 39,733 shares of the Company’s stock at the exercise price of $1.26 per share. The warrants expire on February 9, 2017.	100,000	100,000
Total long-term debt	853,815	758,416
Less current maturities	(325,675)	(265,338)
	$528,140	$493,078
Aggregate annual maturities of long-term debt are as follows:

2014	$325,675
2015	515,230
2016	12,068
2017	842
$853,815